Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
January 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — 98.1%
Banks — 9.2%
63,126 ANZ Group Holdings Ltd. ....... $ 1,613,251
2,015,989 Banco Bilbao Vizcaya Argentaria SA . 51,258,047
11,578,723 Banco Bradesco SA - Preference Shares 46,752,718
165,919,421 Banco de Chile ................ 36,570,134
861,484 Banco Santander SA ............ 11,008,105
111,119,949 Bank Central Asia Tbk PT ........ 48,989,432
2,002,170 Bank of America Corp. .......... 106,515,444
38,795 Bank of Montreal .............. 5,281,408
60,759 Bank of Nova Scotia (The) ........ 4,542,479
9,891,310 Barclays Plc ................... 65,806,071
344,492 BNP Paribas SA ............... 37,240,936
164,980 CaixaBank SA ................. 2,181,461
103,965 Canadian Imperial Bank of Commerce 9,608,163
105,563 Capitec Bank Holdings Ltd. ....... 28,434,750
1,508,894 Citigroup, Inc. ................ 174,594,125
1,603,528 Commerzbank AG ............. 65,936,737
48,885 Credit Agricole SA .............. 1,058,670
151,070 DBS Group Holdings Ltd. ........ 7,030,378
1,144,866 DNB Bank ASA ............... 32,893,871
9,044,143 HDFC Bank Ltd. .............. 91,363,173
7,949,272 HSBC Holdings Plc ............ 139,817,924
6,479,509 ING Groep NV ................ 190,629,662
6,530,288 Intesa Sanpaolo SpA ............ 46,180,878
90,203 Japan Post Bank Co. Ltd. ......... 1,597,029
1,487,143 JP Morgan Chase & Co. ......... 454,902,172
11,155 KBC Group NV ............... 1,572,165
24,785,284 Lloyds Banking Group Plc ........ 36,950,331
10,637,146 Mitsubishi UFJ Financial Group, Inc. 192,762,186
308,537 Mizuho Financial Group, Inc. ..... 13,522,916
14,390 National Bank of Canada ......... 1,714,668
4,392,588 NatWest Group Plc ............. 39,982,497
1,760,320 Nordea Bank Abp .............. 34,042,803
3,479,505 Oversea-Chinese Banking Corp. Ltd. 58,069,249
10,831,267 Public Bank Bhd ............... 13,381,093
45,869 Royal Bank of Canada ........... 7,637,366
1,813,229 Skandinaviska Enskilda Banken AB -
Class A .................. 38,951,599
48,405 Standard Chartered Plc .......... 1,233,295
211,850 Sumitomo Mitsui Financial Group,
Inc. ..................... 7,490,587
80,655 Svenska Handelsbanken AB - Class A 1,273,095
979,478 Swedbank AB - Class A .......... 38,123,494
514,307 Toronto-Dominion Bank (The) .... 48,067,204
1,085,383 Truist Financial Corp. ........... 55,810,394
453,967 UniCredit SpA ................ 39,524,164
64,835 United Overseas Bank Ltd. ....... 1,950,504
142,210 Westpac Banking Corp. .......... 3,844,264
2,297,710,892
Communication Services — 9.8%
361,275 Alphabet, Inc. - Class A .......... 122,110,950
3,568,213 Alphabet, Inc. - Class C .......... 1,207,947,147
Shares Value
Communication Services (continued)
1,326,688 BCE, Inc. .................... $ 34,296,198
2,787,478 Bharti Airtel Ltd. ............... 59,657,105
219,707 CTS Eventim AG & Co. KGaA .... 18,477,487
1,374,222 Deutsche Telekom AG ........... 45,887,072
978,952 Info Edge India Ltd. ............ 13,296,400
2,206,192 KDDI Corp. .................. 37,157,143
436,280 LY Corp. ..................... 1,118,045
715,366 Meta Platforms, Inc. - Class A ..... 512,559,739
1,173,910 NetEase, Inc. .................. 30,804,976
738,510 Netflix, Inc.(a) ................. 61,658,200
62,982 Nintendo Co. Ltd. .............. 4,092,039
1,002,295 NTT, Inc. .................... 1,003,202
1,957,713 Orange SA ................... 36,247,383
837,735 Quebecor, Inc. - Class B ......... 30,558,732
559,615 Singapore Telecommunications Ltd. . 2,019,207
3,978,017 SoftBank Corp. ................ 5,372,225
205,796 SoftBank Group Corp. ........... 5,655,534
93,526 Spotify Technology SA(a) ......... 46,795,734
38,305 Swisscom AG ................. 31,390,230
245,625 Telefonica SA ................. 994,283
14,154,770 Telstra Group Ltd. .............. 48,100,569
1,752,930 Verizon Communications, Inc. ..... 78,040,443
1,877,470 Vodafone Group Plc ............ 2,759,145
2,437,999,188
Consumer Discretionary — 10.4%
8,288,074 Alibaba Group Holding Ltd. ...... 179,508,982
33,118 Amadeus IT Group SA .......... 2,222,699
3,236,653 Amazon.com, Inc.(a) ............ 774,531,063
17,525 Aristocrat Leisure Ltd. ........... 653,621
64,321 Bandai Namco Holdings, Inc. ..... 1,666,627
1,444,622 Bridgestone Corp. .............. 32,531,065
166,557 Canadian Tire Corp. Ltd. - Class A . 20,491,043
113,495 Carvana Co.(a) ................ 45,523,979
2,669,930 Denso Corp. .................. 36,971,181
275,187 Dollarama, Inc. ................ 37,085,018
722,087 DoorDash, Inc. - Class A(a) ....... 147,753,442
31,120 Fast Retailing Co. Ltd. ........... 11,823,830
3,410 Ferrari NV ................... 1,135,006
242,990 Flutter Entertainment Plc(a) ...... 40,129,799
164,623 Genuine Parts Co. .............. 22,880,951
88,420 H & M Hennes & Mauritz AB - Class
B ....................... 1,770,385
8,122,212 Hangzhou Robam Appliances Co. Ltd.
- A Shares ................ 24,493,069
514 Hermes International SCA ........ 1,236,209
294,015 Home Depot, Inc. (The) ......... 110,135,079
151,140 Honda Motor Co. Ltd. .......... 1,518,627
73,338 Industria de Diseno Textil SA ...... 4,781,216
16,684 Isuzu Motors Ltd. .............. 267,897
463,719 Lowe's Cos., Inc. ............... 123,840,796
177,763 LVMH Moet Hennessy Louis Vuitton
SE ...................... 115,238,049

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Shares Value
Consumer Discretionary (continued)
894,977 Mahindra & Mahindra Ltd. ....... $ 33,389,124
324,630 McDonald's Corp. .............. 102,258,450
3,160,328 Meituan - B Shares(a)(b)(c) ....... 39,321,550
33,860 MercadoLibre, Inc.(a) ........... 72,724,169
152,746 Next Plc ..................... 27,725,175
767,000 On Holding AG - Class A(a) ...... 34,706,750
949,643 O'Reilly Automotive, Inc.(a) ...... 93,454,368
381,963 Panasonic Holdings Corp. ........ 5,224,966
2,403,240 Prosus NV ................... 138,032,815
347,531 Royal Caribbean Cruises Ltd. ...... 112,825,939
111,457 Sekisui House Ltd. ............. 2,476,022
1,143,442 Sony Group Corp. .............. 25,519,829
1,277,122 Subaru Corp. ................. 27,455,317
23,453 Sumitomo Electric Industries Ltd. .. 1,018,984
316,597 Suzuki Motor Corp. ............ 4,309,328
1,268,152 Titan Co. Ltd. ................. 54,832,969
36,140 Toyota Motor Corp. ............ 818,264
191,600 Trip.com Group Ltd. ............ 11,816,654
456,203 Tube Investments of India Ltd. ..... 11,580,700
879,305 Wesfarmers Ltd. ............... 51,041,665
2,588,722,671
Consumer Staples — 5.9%
301,885 Aeon Co. Ltd. ................. 4,125,658
160,966 Ajinomoto Co., Inc. ............ 3,661,155
46,082 Alimentation Couche-Tard, Inc. .... 2,397,421
12,415 Anheuser-Busch InBev SA ........ 884,144
291,983 Asahi Group Holdings Ltd. ....... 3,042,276
2,842,772 AVI Ltd. ..................... 18,918,083
45,680 British American Tobacco Plc ...... 2,735,273
504,965 Clicks Group Ltd. .............. 10,174,480
837,492 Coca-Cola Co. (The) ............ 62,652,776
1,100,311 Coca-Cola Europacific Partners Plc . 100,898,519
154,815 Costco Wholesale Corp. ......... 145,564,804
37,365 Danone SA ................... 2,916,093
59,655 Diageo Plc ................... 1,367,693
949,127 Dollar General Corp. ............ 136,133,286
6,603,281 Fomento Economico Mexicano SAB
de CV - Units ............. 68,908,237
7,936,097 Foshan Haitian Flavouring & Food
Co. Ltd. - A Shares ......... 40,247,426
2,846,100 Foshan Haitian Flavouring & Food
Co. Ltd. - H Shares ......... 10,973,302
111,386 Hershey Co. (The) .............. 21,692,423
721,385 Imperial Brands Plc ............. 30,264,706
155,329 Japan Tobacco, Inc. ............. 5,601,519
1,234,941 Jeronimo Martins SGPS SA ....... 29,145,001
65,979 Kao Corp. .................... 2,637,284
5,475,479 Kenvue, Inc. .................. 95,273,335
807,290 Koninklijke Ahold Delhaize NV .... 31,540,123
819,801 Loblaw Cos. Ltd. ............... 36,888,486
144,895 L'Oreal SA ................... 66,467,749
3,918,516 Marico Ltd. ................... 31,088,278
Shares Value
Consumer Staples (continued)
19,974,322 Natura Cosmeticos SA(a) ......... $ 33,323,747
179,922 PepsiCo, Inc. .................. 27,641,417
482,509 Philip Morris International, Inc. .... 86,581,415
389,689 Procter & Gamble Co. (The) ...... 59,143,099
7,865,490 Raia Drogasil SA ............... 36,527,020
35,590 Reckitt Benckiser Group Plc ...... 2,966,778
244,055 Tesco Plc ..................... 1,419,967
1,665,979 Unicharm Corp. ............... 10,112,566
96,404,900 Unilever Indonesia Tbk PT ....... 11,056,266
1,161,929 Unilever Plc .................. 78,550,272
27,346,803 Uni-President Enterprises Corp. .... 62,305,871
657,311 Walmart, Inc. ................. 78,312,033
39,275 Woolworths Group Ltd. .......... 846,183
1,454,986,164
Energy — 2.9%
41,991 Aker BP ASA .................. 1,226,963
469,956 BP Plc ....................... 2,982,532
48,436 Canadian Natural Resources Ltd. ... 1,800,988
1,815,454 Chevron Corp. ................ 321,153,813
98,938 Enbridge, Inc. ................. 4,829,735
79,829 ENEOS Holdings, Inc. .......... 669,798
58,700 Eni SpA ..................... 1,198,586
44,050 Equinor ASA .................. 1,175,520
732,124 Exxon Mobil Corp. ............. 103,522,334
15,785 Imperial Oil Ltd. ............... 1,594,787
4,291,459 Kinder Morgan, Inc. ............ 130,846,585
268,389 OMV AG .................... 15,922,652
12,755 Pembina Pipeline Corp. .......... 530,002
323,955 Shell Plc ..................... 12,385,350
57,750 Suncor Energy, Inc. ............. 3,052,376
618,505 TC Energy Corp. .............. 36,265,883
1,278,040 Tenaris SA .................... 28,419,988
79,209 TotalEnergies SE ............... 5,741,397
2,196,697 Woodside Energy Group Ltd. ...... 38,807,727
712,127,016
Financial Services — 4.3%
707,718 3i Group Plc .................. 32,451,283
25,984 Adyen NV(a)(b)(c) ............. 38,604,888
5,002,734 Bajaj Finance Ltd. .............. 50,569,830
398,405 Blackstone, Inc. ................ 56,740,840
483,676 Capital One Financial Corp. ...... 105,891,187
474,564 CME Group, Inc. .............. 137,177,470
108,465 Deutsche Bank AG ............. 4,281,347
250,643 Intercontinental Exchange, Inc. .... 43,556,740
249,850 Investor AB - Class B ............ 9,626,553
705,907 KKR & Co., Inc. ............... 80,656,934
172,550 Mastercard, Inc. - Class A ........ 92,968,214
783,754 Morgan Stanley ................ 143,270,231
1,293,345 ORIX Corp. .................. 39,228,234
2,270,860 UBS Group AG ................ 106,896,831

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Shares Value
Financial Services (continued)
430,879 Visa, Inc. - Class A ............. $ 138,669,789
1,080,590,371
Health Care — 9.4%
580,308 Abbott Laboratories ............. 63,427,664
573,386 AbbVie, Inc. .................. 127,870,812
555,399 Agilent Technologies, Inc. ........ 74,340,156
41,200 Argenx SE - ADR(a) ............ 34,628,600
2,493,002 Astellas Pharma, Inc. ............ 34,537,324
790,121 AstraZeneca Plc ................ 147,038,042
339,785 Cencora, Inc. ................. 122,057,568
115,411 Chugai Pharmaceutical Co. Ltd. .... 6,563,273
622,768 Danaher Corp. ................ 136,317,687
2,746,932 Dr Reddy's Laboratories Ltd. ...... 36,374,919
279,057 Eli Lilly & Co. ................ 289,423,967
369,398 Galderma Group AG ............ 68,761,881
1,907,979 GSK Plc ..................... 48,991,344
4,248,429 Guangzhou Kingmed Diagnostics
Group Co. Ltd. - A Shares .... 19,513,153
41,869 Hoya Corp. ................... 6,998,908
168,844 Intuitive Surgical, Inc.(a) ......... 85,134,522
206,444 iRhythm Holdings, Inc.(a) ........ 31,897,662
197,106 Johnson & Johnson ............. 44,792,338
134,261 Lonza Group AG ............... 91,180,422
2,462,551 Medtronic Plc ................. 253,544,251
1,280,114 Merck & Co., Inc. .............. 141,158,171
1,499,805 Novartis AG .................. 222,375,848
19,082 Ono Pharmaceutical Co. Ltd. ...... 283,900
72,246 Otsuka Holdings Co. Ltd. ........ 4,313,940
1,573,265 Pfizer, Inc. .................... 41,597,127
115,675 Pro Medicus Ltd. ............... 14,830,919
191,250 Roche Holding AG ............. 86,762,014
4,605 Roche Holding AG ............. 2,120,665
27,051 Sanofi SA .................... 2,539,540
170,852 Shionogi & Co. Ltd. ............ 3,504,034
100,200 Takeda Pharmaceutical Co. Ltd. .... 3,393,954
89,105 Terumo Corp. ................. 1,161,601
2,385,210 Teva Pharmaceutical Industries Ltd. -
ADR(a) .................. 81,287,957
2,328,724,163
Industrials — 11.4%
915,055 ABB Ltd. .................... 78,905,072
1,158,684 Aena SME SA(b)(c) ............. 36,025,491
651,310 Airtac International Group ........ 23,593,689
1,737,104 Amada Co. Ltd. ................ 22,218,903
338,632 AMETEK, Inc. ................ 75,846,795
34,840 Ashtead Group Plc ............. 2,234,448
40,090 Assa Abloy AB - Class B .......... 1,619,803
33,069 Atlas Copco AB - Class A ......... 682,170
118,184 Automatic Data Processing, Inc. .... 29,170,175
131,756 Axon Enterprise, Inc.(a) .......... 63,714,566
96,945 BAE Systems Plc ............... 2,618,604
162,087 Bloom Energy Corp. - Class A(a) ... 24,535,109
Shares Value
Industrials (continued)
603,887 Boeing Co. (The)(a) ............. $ 141,140,470
2,029,198 Brambles Ltd. ................. 31,651,917
335,452 Builders FirstSource, Inc.(a) ....... 38,375,709
117,696 Carlisle Cos., Inc. .............. 40,121,389
1,446,017 Central Japan Railway Co. ........ 40,242,926
20,091,898 Centre Testing International Group
Co. Ltd. - A Shares ......... 44,827,948
9,550 Cie de Saint-Gobain SA .......... 942,058
105,596 Deere & Co. .................. 55,754,688
1,350,833 Deutsche Post AG .............. 75,769,252
170,509 East Japan Railway Co. .......... 4,289,167
271,711 Eaton Corp. Plc ................ 95,484,680
74,680 Experian Plc .................. 2,818,355
230,112 FANUC Corp. ................ 9,321,350
21,750 Ferrovial SE ................... 1,470,053
775,070 Hitachi Construction Machinery Co.
Ltd. ..................... 25,296,450
664,661 Hitachi Ltd. .................. 23,024,345
139,842 Honeywell International, Inc. ...... 31,816,852
493,257 Howmet Aerospace, Inc. ......... 102,636,917
1,238,015 ITOCHU Corp. ............... 15,767,172
564,932 JB Hunt Transport Services, Inc. ... 114,523,015
3,093,797 Komatsu Ltd. ................. 118,526,250
299,428 Kone Oyj - Class B ............. 21,515,673
308,802 L3Harris Technologies, Inc. ....... 105,872,766
290,559 Legrand SA ................... 46,495,905
13,456 Makita Corp. ................. 465,256
177,248 Mitsubishi Corp. ............... 4,692,330
315,482 Mitsubishi Electric Corp. ......... 9,846,072
206,002 Mitsubishi Heavy Industries Ltd. ... 6,015,269
188,298 Mitsui & Co. Ltd. .............. 6,126,134
142,857 Northrop Grumman Corp. ....... 98,894,187
323,238 Pentair Plc .................... 34,059,588
156,983 Quanta Services, Inc. ............ 74,508,841
994,396 QXO, Inc.(a) ................. 22,055,703
873,002 Recruit Holdings Co. Ltd. ........ 45,692,144
591,907 RELX Plc .................... 20,888,248
20,655 Rheinmetall AG ............... 43,617,185
6,929,966 Rolls-Royce Holdings Plc ......... 114,834,516
1,224,868 Sandvik AB ................... 48,362,175
3,500 Schindler Holding AG ........... 1,288,080
62,731 Schindler Holding AG - Participation
Certificates ............... 24,198,156
11,397 Schneider Electric SE ............ 3,273,336
87,011 Secom Co. Ltd. ................ 3,181,670
42,100 SG Holdings Co. Ltd. ........... 405,331
237,056 SGS SA ...................... 28,457,146
1,065,100 Shenzhen Inovance Technology Co.
Ltd. - A Shares ............. 11,419,847
534,139 Siemens AG .................. 162,274,208
3,144,596 Singapore Airlines Ltd. .......... 15,697,024
169,815 Techtronic Industries Co. Ltd. ..... 2,315,037
849,979 Tetra Tech, Inc. ................ 32,010,209

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Shares Value
Industrials (continued)
3,655 Thales SA .................... $ 1,109,108
21,040 Thomson Reuters Corp. .......... 2,324,730
1,288,082 Toyota Tsusho Corp. ............ 46,659,264
367,254 Union Pacific Corp. ............. 86,341,415
95,723 United Rentals, Inc. ............. 74,861,129
29,455 Vinci SA ..................... 4,229,890
403,290 Voltronic Power Technology Corp. .. 10,931,248
37,160 Volvo AB - Class A ............. 1,351,652
98,785 Volvo AB - Class B ............. 3,593,190
327,483 Waste Management, Inc. ......... 72,779,822
1,634,779 WEG SA ..................... 16,159,081
947,811 West Japan Railway Co. .......... 19,346,956
602,112 Westinghouse Air Brake Technologies
Corp. ................... 138,570,056
3,862 Wolters Kluwer NV ............. 361,099
2,842,046,464
Information Technology — 26.0%
4,328,700 Advantech Co. Ltd. ............. 41,196,239
80,356 Advantest Corp. ............... 13,242,955
3,684,120 Apple, Inc. ................... 955,955,458
70,915 AppLovin Corp. - Class A(a) ...... 33,550,596
195,306 ASML Holding NV ............. 281,418,654
62,495 ASML Holding NV - New York .... 88,930,385
1,833,097 Broadcom, Inc. ................ 607,305,036
224,630 Cadence Design Systems, Inc.(a) ... 66,571,347
129,435 Canon, Inc. ................... 3,918,344
1,800 Capgemini SE ................. 279,932
7,388 Check Point Software Technologies
Ltd.(a) ................... 1,326,220
1,902,312 Cisco Systems, Inc. ............. 148,989,076
231,088 Cloudflare, Inc. - Class A(a) ....... 40,983,457
137,413 EPAM Systems, Inc.(a) .......... 28,664,352
917,063 Fortinet, Inc.(a) ................ 74,520,539
5,822,443 Fujitsu Ltd. ................... 161,136,750
80,391 Hexagon AB - Class B ........... 907,924
1,933,909 Infosys Ltd. ................... 34,499,738
433,252 International Business Machines Corp. 132,878,388
117,800 Keyence Corp. ................. 42,960,920
114,166 KLA Corp. ................... 163,022,198
337,856 Logitech International SA ........ 29,124,538
175,528 Micron Technology, Inc. ......... 72,823,057
1,884,636 Microsoft Corp. ............... 810,940,025
94,617 Motorola Solutions, Inc. ......... 38,087,127
45,885 Murata Manufacturing Co. Ltd. .... 929,797
25,934 NEC Corp. ................... 873,069
1,074,171 Nomura Research Institute Ltd. .... 32,629,089
7,895,945 NVIDIA Corp. ................ 1,509,151,968
88,614 Obic Co. Ltd. ................. 2,460,418
604,694 QUALCOMM, Inc. ............ 91,665,564
1,076,631 Samsara, Inc. - Class A(a) ......... 30,199,500
1,597,667 Samsung Electronics Co. Ltd. ..... 178,147,529
65,725 SAP SE ...................... 13,287,840
Shares Value
Information Technology (continued)
352,080 SCREEN Holdings Co. Ltd. ...... $ 44,726,627
326,240 ServiceNow, Inc.(a) ............. 38,173,342
483,307 Shopify, Inc. - Class A(a) ......... 63,424,378
57,255 SK hynix, Inc. ................. 36,157,284
329,345 Taiwan Semiconductor Manufacturing
Co. Ltd. - ADR ............ 108,868,283
4,197,393 Taiwan Semiconductor Manufacturing
Co. Ltd. ................. 236,745,236
505,671 TE Connectivity Plc ............ 112,653,385
3,373,406 Telefonaktiebolaget LM Ericsson -
Class B .................. 36,606,615
247,284 Texas Instruments, Inc. .......... 53,302,066
6,463,235,245
Insurance — 2.4%
14,823,075 AIA Group Ltd. ................ 171,434,675
225,939 Allianz SE .................... 99,574,284
975,704 AXA SA ..................... 44,446,245
608,039 Dai-ichi Life Holdings, Inc. ....... 5,313,858
1,105 Fairfax Financial Holdings Ltd. .... 1,823,581
1,329,260 Generali ..................... 54,186,202
32,320 Great-West Lifeco, Inc. .......... 1,512,927
4,150 Hannover Rueck SE ............ 1,174,706
3,720 Intact Financial Corp. ........... 677,285
216,562 Japan Post Holdings Co. Ltd. ...... 2,595,078
130,350 Manulife Financial Corp. ......... 4,965,486
1,200,060 MetLife, Inc. .................. 94,660,733
144,324 MS&AD Insurance Group Holdings,
Inc. ..................... 3,666,852
8,455 Muenchener Rueckversicherungs-
Gesellschaft AG ............ 5,135,342
495,432 Prudential Financial, Inc. ......... 55,047,449
48,065 Sampo Oyj - Class A ............ 535,554
152,434 Sompo Holdings, Inc. ........... 5,236,102
46,295 Sun Life Financial, Inc. .......... 2,917,131
17,600 Swiss Re AG .................. 2,810,581
250,035 Tokio Marine Holdings, Inc. ...... 9,252,717
1,194,143 Unipol Assicurazioni SpA ......... 26,575,588
7,770 Zurich Insurance Group AG ...... 5,518,052
599,060,428
Materials — 2.3%
19,640 Agnico Eagle Mines Ltd. ......... 3,733,425
34,132 Air Liquide SA ................ 6,389,994
512,041 Amrize Ltd.(a) ................. 26,858,887
38,520 Barrick Mining Corp. ........... 1,760,720
2,053,724 BHP Group Ltd. ............... 72,320,698
844,521 CRH Plc ..................... 103,377,816
47,385 CRH Plc ..................... 5,761,617
1,416,417 Fortescue Ltd. ................. 20,712,762
8,735 Franco-Nevada Corp. ........... 2,044,721
15 Givaudan SA .................. 57,978
691,164 Heidelberg Materials AG ......... 189,497,440
247,041 Holcim AG ................... 25,418,331

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
The following abbreviations are used in the report:
Shares Value
Materials (continued)
1,636,107 International Paper Co. .......... $ 65,967,834
19,934 JFE Holdings, Inc. .............. 268,689
1,544,161 Nitto Denko Corp. ............. 34,183,869
16,025 Novonesis Novozymes B - Class B .. 981,032
37,430 Rio Tinto Plc .................. 3,451,024
63,550 Shin-Etsu Chemical Co. Ltd. ...... 2,106,151
564,892,988
Real Estate — 1.4%
159,558 American Tower Corp. REIT ...... 28,605,558
14,759,296 CapitaLand Integrated Commercial
Trust REIT ............... 27,729,516
919,338 Daiwa House Industry Co. Ltd. .... 31,246,562
141,786 Mitsubishi Estate Co. Ltd. ........ 3,609,698
311,939 Mitsui Fudosan Co. Ltd. ......... 3,562,627
350 Nippon Building Fund, Inc. REIT .. 324,535
1,023,999 Prologis, Inc. REIT ............. 133,693,309
384,666 Simon Property Group, Inc. REIT .. 73,590,453
2,548,256 Sun Hung Kai Properties Ltd. ..... 41,002,519
343,364,777
Utilities — 2.7%
914,012 American Electric Power Co., Inc. .. 109,475,787
443,520 CLP Holdings Ltd. ............. 4,198,398
740,903 Duke Energy Corp. ............. 89,908,579
92,785 Endesa SA .................... 3,419,362
399,480 Enel SpA ..................... 4,407,558
5,964 Iberdrola SA(a)(d)(e) ............ 133,798
435,402 Iberdrola SA .................. 9,767,264
164,705 National Grid Plc .............. 2,782,243
41,930 Naturgy Energy Group SA ........ 1,316,102
2,900,832 NextEra Energy, Inc. ............ 254,983,133
1,230,044 Sempra ...................... 107,026,128
14,250 Verbund AG .................. 1,046,412
711,475 WEC Energy Group, Inc. ........ 78,738,938
667,203,702
Total Common Stocks
(Cost $14,561,304,140)
24,380,664,069
RIGHTS/WARRANTS — 0.0%
Information Technology — 0.0%
489 Constellation Software, Inc. Warrants,
Expire 03/31/40(a)(d)(e) ..... 0
Total Rights/Warrants
(Cost $0)
0
Shares Value
INVESTMENT COMPANY — 2.0%
491,890,963 Federated Hermes U.S. Treasury Cash
Reserves, Premier Class, 3.56%(f) $ 491,890,963
Total Investment Company
(Cost $491,890,963)
491,890,963
TOTAL INVESTMENTS — 100.1%
(Cost $15,053,195,103)
$ 24,872,555,032
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.1)%
(17,407,280)
NET ASSETS — 100.0%
$ 24,855,147,752
(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (e).
(c) Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(d) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $133,798 which is 0.00% of net assets and the cost is $128,233.
(e) These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(f) The rate shown represents the current yield as of January 31, 2026.
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Portfolio Diversification by Country (Unaudited)
Country: Market Value
Market Value as
a percentage of
Net Assets
United States ................. $ 14,984,949,689 60.4%
Japan ...................... 1,356,569,963 5.6
United Kingdom .............. 957,194,868 3.9
Switzerland .................. 866,831,462 3.5
Netherlands .................. 805,616,279 3.2
Germany .................... 724,912,900 2.9
Ireland ..................... 573,640,104 2.3
Taiwan ..................... 483,640,566 1.9
India ....................... 416,652,236 1.7
Hong Kong .................. 398,459,611 1.6
France ...................... 375,852,494 1.5
Canada ..................... 371,826,341 1.5
Australia .................... 284,423,576 1.1
Sweden ..................... 229,664,389 0.9
China ...................... 221,601,271 0.9
South Korea ................. 214,304,813 0.9
Italy ....................... 173,207,982 0.7
Brazil ...................... 132,762,566 0.5
Singapore ................... 124,312,532 0.5
Spain ...................... 123,107,828 0.5
Israel ....................... 82,614,177 0.3
Uruguay .................... 72,724,169 0.3
Mexico ..................... 68,908,237 0.3
Indonesia ................... 60,045,698 0.2
South Africa ................. 57,527,313 0.2
Finland ..................... 56,094,030 0.2
Chile ...................... 36,570,134 0.1
Norway ..................... 35,296,354 0.1
Portugal .................... 29,145,001 0.1
Luxembourg ................. 28,419,988 0.1
Austria ..................... 16,969,064 0.1
Malaysia .................... 13,381,093 0.1
Belgium .................... 2,456,309 0.0 *
Denmark ................... 981,032 0.0 *
Other
**
..................... 474,483,683 1.9
$ 24,855,147,752 100.0%
* Represents less than 0.05% of net assets.
** Includes cash and equivalents, rights/warrants, exchange-traded funds, investment company , pending trades and Fund share
transactions, interest and dividends receivable, prepaids and accrued expenses payable.